Vessels, net Vessel Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from vessel under construction to and other additions	$ (96,276)
Vessel depreciation	(8,218)
Depreciation, Depletion and Amortization	$ (40,803)	$ (42,193)
Document Period End Date	Sep. 30, 2019
Property, Plant and Equipment, Net	$ 1,379,057		$ 1,507,918